Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Tax-Exempt California Money Market Fund semiannual report for the six-month period ended March 31, 1997.

Your fund's management greatly appreciates your decision to invest in Tax-Exempt California Money Market Fund. During the past six months, the fund registered solid performance and achieved its objective of providing maximum current income and competitive money market dividends that are exempt from Federal and State of California income taxes.

ECONOMIC REVIEW AND OUTLOOK
The economic recovery is continuing, and based on recent statistics, its momentum appears to be strengthening. Labor markets have firmed, consumer confidence is high and quarterly measures of the Gross Domestic Product are above trend for a non-inflationary expansion. In fact, the Federal Reserve System tightened monetary conditions in March for the first time since February 1995. Looking forward, we anticipate uninterrupted, moderate economic growth, coupled with subdued but rising inflationary pressures. In this context, we expect upward interest rate trends.

Money market funds such as Tax-Exempt California Money Market Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Portfolio Manager

April 3, 1997

Frank Rachwalski is Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Tax-Exempt California Money Market Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the six months ended March 31, 1997, the Tax-Exempt California Money Market Fund had a net annualized yield of 2.75% and a tax-equivalent yield of 4.82%.

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

The fund's net annualized yield for the six months ended March 31, 1997, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

The tax-equivalent yield is based upon the fund's yield and a combined Federal and State of California marginal income tax rate of 42.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Tax-Exempt California Money Market Fund
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PORTFOLIO OF INVESTMENTS
March 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
State of California
  Pollution Control Financing Authority
    Occidental Geothermal, Inc. Project
      3.25%                                         $ 1,400
    Pacific Gas and Electric Company
      3.60%                                           2,000
  Statewide Communities Development Authority
      3.70%                                             700
-----------------------------------------------------------
Auburn
Union School District
      3.50%                                           1,400
-----------------------------------------------------------
Costa Mesa
Performing Arts Center
      2.90%                                           1,400
-----------------------------------------------------------
Fremont
Public Financing Authority
      3.40%                                           1,500
-----------------------------------------------------------
Kern County
Community College District
      3.95%                                           1,400
-----------------------------------------------------------
Los Angeles
Multifamily Housing Revenue
      3.40%                                           1,500
-----------------------------------------------------------
Monterey County
  Peninsula Water Management District
      3.20%                                           1,500
  Regional Waste Management Authority
      3.45%                                           1,400
-----------------------------------------------------------
Orange County
  Multifamily Housing Revenue
      3.20%                                           1,400
  Sanitation District
      3.74%                                           2,500
-----------------------------------------------------------
Palm Springs
Community Redevelopment Agency
      3.10%                                           1,400
-----------------------------------------------------------

                                                     Value
Sacramento County
Multifamily Housing Revenue
  Briarwood Apartments
      3.45%                                         $ 1,400
  Stone Creek Apartments
      3.40%                                           1,500
-----------------------------------------------------------
San Bernardino
Multifamily Housing Revenue
      3.55%                                           1,400
-----------------------------------------------------------
Santa Ana
School District
      3.30%                                           1,400
-----------------------------------------------------------
Ventura County
Triunfo Sanitation District
      3.45%                                           1,400
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--72.5%
(average maturity: 5 days)                           26,600
-----------------------------------------------------------

OTHER SECURITIES

State of California
  Pollution Control Financing Authority
      3.00%-3.45%, 4/1/97-5/13/97                     3,000
  Public Capital Improvements Financing Authority
      3.55%, 6/15/97                                  1,500
  Revenue Anticipation Warrants
      3.97%, 6/30/97                                  3,004
-----------------------------------------------------------
Los Angeles
Wastewater System Revenue
      3.45%, 5/9/97                                   1,000
-----------------------------------------------------------

                                                                               3
Tax-Exempt California Money Market Fund
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--------------------------------------------------------------------------------

                                                     Value
San Diego County
Teeter Obligation Notes
      3.50%, 5/12/97                                $ 1,440
-----------------------------------------------------------

TOTAL OTHER SECURITIES--27.1%
(average maturity: 55 days)                           9,944
-----------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(average maturity: 18 days)                          36,544
-----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.4%                                   148
-----------------------------------------------------------

NET ASSETS--100%                                    $36,692
-----------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1997.

See accompanying Notes to Financial Statements.

                                                                               4
Tax-Exempt California Money Market Fund
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
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(in thousands)
-----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------
Investments, at amortized cost                     $36,544
----------------------------------------------------------
Cash                                                     6
----------------------------------------------------------
Receivable for:
  Interest                                             175
----------------------------------------------------------
  Securities sold                                      100
----------------------------------------------------------
    Total assets                                    36,825
----------------------------------------------------------
LIABILITIES AND NET ASSETS
----------------------------------------------------------
Payable for:
  Dividends                                             36
----------------------------------------------------------
  Management fee                                         7
----------------------------------------------------------
  Distribution services fee                             10
----------------------------------------------------------
  Custodian and transfer agent fees
  and related expenses                                   3
----------------------------------------------------------
  Trustees' fees and other                              77
----------------------------------------------------------
    Total liabilities                                  133
----------------------------------------------------------
Net assets applicable to
shares outstanding                                 $36,692
----------------------------------------------------------
THE PRICING OF SHARES
----------------------------------------------------------
Shares outstanding                                  36,692
----------------------------------------------------------
Net asset value and
redemption price per share                           $1.00
----------------------------------------------------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Six months ended March 31, 1997
(in thousands)
INTEREST INCOME                                     $1,222
----------------------------------------------------------
EXPENSES:
  Management fee                                        78
----------------------------------------------------------
  Distribution services fee                            117
----------------------------------------------------------
  Custodian and transfer agent
  fees and related expenses                             28
----------------------------------------------------------
  Professional fees                                     11
----------------------------------------------------------
  Reports to shareholders                                7
----------------------------------------------------------
  Trustees' fees and other                               9
----------------------------------------------------------
    Total expenses                                     250
----------------------------------------------------------
Net investment income                               $  972
----------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended March 31, 1997 and
year ended September 30, 1996
(in thousands)

---------------------------------------------------------

                                         1997        1996
                                       ---------   --------
OPERATIONS:
Net investment income                  $     972      3,047
-----------------------------------------------------------

Dividends to shareholders from
net investment income                       (972)    (3,047)
-----------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (DOLLAR
AMOUNTS AND NUMBER OF SHARES
ARE THE SAME):
  Shares sold                            116,543    370,566
-----------------------------------------------------------
  Shares issued in reinvestment
  of dividends                               903      3,038
-----------------------------------------------------------
                                         117,446    373,604
  Shares redeemed                       (199,638)  (360,012)
-----------------------------------------------------------
Net increase (decrease) from capital
share transactions and total increase
(decrease) in net assets                 (82,192)    13,592
-----------------------------------------------------------
NET ASSETS:
Beginning of period                      118,884    105,292
-----------------------------------------------------------
End of period                          $  36,692    118,884
-----------------------------------------------------------

                                                                               5
Tax-Exempt California Money Market Fund
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NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Tax-Exempt California Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended March 31, 1997.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended March 31, 1997, the Fund incurred a management fee of $78,000.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For distribution services, the Fund pays ZKDI an annual fee of .33% of average daily net assets of the Fund. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, ZKDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the six months ended March 31, 1997, the Fund incurred a distribution services fee of $117,000, of which ZKDI, pursuant to the related service agreements, remitted $109,000 to various firms.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the

                                                                               6
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund. Under the agreement, ZKSvC received shareholder services fees of $14,000 for the six months ended March 31, 1997.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended March 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $7,000 to independent trustees.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                             Six months
                                                               ended
                                                             March 31,             Year ended September 30,
                                                                1997        1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $1.00         1.00       1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                      .01          .03        .03        .02        .02
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00         1.00       1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    1.38%        2.93       3.23       1.97       1.88
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                          .71%         .72        .75        .71        .69
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            2.75%        2.88       3.16       1.94       1.87
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of period (in thousands)                    $36,692      118,884    105,292    101,148    122,560
-------------------------------------------------------------------------------------------------------------------

                                         Tax-Exempt
                                         California
                                         Money Market
                                         Fund
                                         Semiannual
                                         Report
                                         March 31, 1997

This report is not to be distributed unless preceded or accompanied by a prospectus.

PRINCIPAL UNDERWRITER
ZURICH KEMPER DISTRIBUTORS, INC.
222 South Riverside Plaza, Chicago, IL 60606 www.Kemper.com

1031440 4/97               (LOGO)printed on recycled paper